Subsequent Events (Details Narrative) - USD ($)								9 Months Ended
	Nov. 08, 2023	Oct. 18, 2023	Oct. 13, 2023	Oct. 03, 2023	Jan. 18, 2023	Jan. 09, 2023	Jul. 31, 2022	Oct. 05, 2023	Sep. 30, 2023	Mar. 12, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, par value									$ 0.0001		$ 0.0001	$ 0.0001
Escalation shares allocation description									As additional consideration, each Calidi Stockholder is entitled to earn, on a pro rata basis, up to 18,000,000 Escalation Shares. During the Escalation Period, Calidi Stockholders may be entitled to receive up to 18,000,000 Escalation Shares with incremental releases of 4,500,000 shares upon the achievement of each share price hurdle if the trading price of Common Stock is $12.00, $14.00, $16.00 and $18.00, respectively, for a period of any 20 days within any 30-consecutive-day trading period
Non-redeeming continuation shares									85,849
Debt description							financing of $15 million or more.
Share price fair value											$ 3.86
Cash deposits									$ 10,147,000		$ 372,000	$ 2,137,000
Restricted cash									$ 200,000
FLAG Class A Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value									$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit settled in cash			$ 1,000,000.0
Non-redeeming continuation shares						2,000,000
Stock options repricing					3,500,000
Options exercise price					$ 3.86
Share price fair value					$ 2.96
Subsequent Event [Member] | Silicon Valley Bank [Member]
Subsequent Event [Line Items]
Cash deposits										$ 150,000
Restricted cash										100,000
Collateral money market										$ 118,000
Subsequent Event [Member] | SAFE Agreements [Member]
Subsequent Event [Line Items]
Proceeds from loans								$ 1,850,000
Subsequent Event [Member] | Securityholders Of Calidi [Member]
Subsequent Event [Line Items]
Aggregate consideration paid						$ 250,000,000
Subsequent Event [Member] | FLAG Class A Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value						$ 0.0001
Subsequent Event [Member] | FLAG Class A Common Stock [Member] | Greater Than Or Equal To 12. 00 [Member]
Subsequent Event [Line Items]
Escalation shares allocation description						greater than or equal to $12.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of FLAG Class A Common Stock
Subsequent Event [Member] | FLAG Class A Common Stock [Member] | Greater Than Or Equal To 14. 00 [Member]
Subsequent Event [Line Items]
Escalation shares allocation description						greater than or equal to $14.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of FLAG Class A Common Stock;
Subsequent Event [Member] | FLAG Class A Common Stock [Member] | Greater Than Or Equal To 16. 00 [Member]
Subsequent Event [Line Items]
Escalation shares allocation description						greater than or equal to $16.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of FLAG Class A Common Stock;
Subsequent Event [Member] | FLAG Class A Common Stock [Member] | Greater Than Or Equal To 18. 00 [Member]
Subsequent Event [Line Items]
Escalation shares allocation description						greater than or equal to $18.00, each former Calidi Stockholder will be entitled to receive its pro rata share of 4.5 million shares of FLAG Class A Common Stock
Subsequent Event [Member] | 2023 Term Notes Payable [Member]
Subsequent Event [Line Items]
Settlement of principal and accured interest setteld in cash				$ 600,000
Subsequent Event [Member] | 2022 Term Notes Payable [Member]
Subsequent Event [Line Items]
Settlement of principal and accured interest setteld in cash	$ 200,000			$ 100,000
Subsequent Event [Member] | 2020 Term Notes Payable [Member]
Subsequent Event [Line Items]
Settlement of principal and accured interest setteld in cash	$ 500,000	$ 100,000
Subsequent Event [Member] | Two Thousand Twenty Three Term Loans [Member]
Subsequent Event [Line Items]
Proceeds from loans								2,350,000
Gross proceeds from loans								$ 20
Debt description								The 2023 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested is paid in shares of Calidi common stock, valued at $2.96 per share, due within 30 days of the funding of the 2023 Term Loans.